1
Gabelli Pet Parents’ Fund
Schedule of Investments — June 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 91.6%
Consumer Products  — 5.1%
1,300 Oil-Dri Corp. of America ............................ $ 76,687
1,500 Spectrum Brands Holdings Inc. ................ 117,075
193,762
Consumer Services  — 4.6%
1,350 Amazon.com Inc.† ................................... 175,986
Diagnostics  — 5.9%
450 IDEXX Laboratories Inc.† .......................... 226,003
Pet Food and Nutrition  — 10.9%
32,500 BARK Inc.† .............................................. 43,225
500 Colgate-Palmolive Co. .............................. 38,520
4,000 Freshpet Inc.† .......................................... 263,240
600 Nestlé SA ................................................. 72,130
417,115
Pet Healthcare  — 18.8%
6,000 CVS Group plc ......................................... 150,800
22,500 Elanco Animal Health Inc.† ....................... 226,350
1,000 Patterson Cos. Inc. ................................... 33,260
26,500 Petco Health & Wellness Co. Inc.† ............ 235,850
250 Virbac SA ................................................. 73,792
720,052
Pet Products  — 9.8%
1,600 Central Garden & Pet Co.† ........................ 62,032
5,400 Chewy Inc., Cl. A† .................................... 213,138
500 Church & Dwight Co. Inc. ......................... 50,115
300 The Clorox Co. ......................................... 47,712
372,997
Pet Services  — 19.1%
24,000 PetIQ Inc.† ............................................... 364,080
30,000 Pets at Home Group plc ............................ 143,485
300 Tractor Supply Co. .................................... 66,330
8,000 Trupanion Inc.† ........................................ 157,440
731,335
Pharmaceuticals  — 15.1%
22,500 Animalcare Group plc ............................... 51,864
1,500 Dechra Pharmaceuticals plc ...................... 70,218
5,000 Eco Animal Health Group plc† ................... 6,509
8,750 Phibro Animal Health Corp., Cl. A .............. 119,875
1,900 Zoetis Inc. ................................................ 327,199
575,665
Retail  — 2.3%
1,250 CVS Health Corp. ...................................... 86,412
TOTAL COMMON STOCKS .................. 3,499,327
Shares
Market
Value
PREFERRED STOCKS  — 3.2%
Retail  — 3.2%
3,250 Qurate Retail Inc., 8.000%, 03/15/31 ........ $ 121,940
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 5.2%
$ 200,000 U.S. Treasury Bill,
5.100%††, 09/07/23 ............................. 198,112
TOTAL INVESTMENTS — 100.0%
(Cost $3,598,164) ................................. $ 3,819,379
† Non-income producing security.
†† Represents annualized yield at date of purchase.